CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ (979,492,255)	$ (142,013,027)	¥ (416,825,268)	¥ 393,433,738
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Gain on disposal of property, equipment and software	(8,839,140)	(1,281,555)	(3,908,778)	(29,793)
(Gain) loss on disposal of subsidiaries	3,748,717	543,513	(15,015,770)	(475,588,803)
Gain on disposal of other investments				(2,818,643)
Share-based compensation expenses	202,345,626	29,337,358	150,166,481	55,056,426
Impairment on equity investments	17,300,000	2,501,380	7,599,505	1,172,755
Impairment (gain) on other investments	29,958,381	4,343,557	(17,245,513)	18,000,000
Impairment on advance and other assets	159,224,137	23,085,330		20,699,885
Impairment loss of equipment, intangible assets and long lived assets	176,874,099	25,600,000	11,639,246	6,515,200
Impairment of cryptocurrencies	58,624,256	8,499,718	50,887,472
Provision for doubtful accounts receivable			320,729	103,501
Provision for doubtful other receivables	20,835,972	3,020,932	298,221	2,244,446
Consulting fees paid by issuance of shares				6,781,815
Gain on extinguishment of convertible notes				(56,755,902)
Gain from change in fair value of conversion feature derivative liability	(37,249,976)	(5,400,739)	(62,246,860)
Depreciation and amortization of property, equipment and software	91,380,588	13,248,940	47,435,448	447,782
Share of loss in equity method investments			1,725,152	2,165,935
Gain on disposal of investment in equity investee and available-for-sales investment	(711,914)	(103,218)		(174,295)
Foreign currency exchange loss	6,301,271	913,598	6,449,136	8,319,669
Fair value change on warrant liability				(37,851)
Exchange rate change on convertible notes face value			(2,296,722)
Amortization of discount and interest on convertible notes	23,197,049	3,363,256	120,626,467	2,923,316
Cancellation of ordinary shares	(1,876,314)	(272,040)
Gain on waiver of interest-free loan				(35,397,500)
Royalty fee paid by issuance of shares			1,188,828
Payment of issuance cost by issuance of shares	(2,985,626)	(432,875)		455,658
Non-cash lease expense	5,112,096	741,184	3,893,019	699,733
Changes in operating assets and liabilities:
Change in accounts receivable	3,530,850	511,925	(13,628,485)	3,955
Change in advances to suppliers	2,750,794	398,828	(2,753,414)	(19,575,974)
Change in prepayments and other current assets	72,383,805	10,494,665	(537,076,522)	(2,877,084)
Change in right-of-use assets				3,408,781
Change in accounts payable	121,755,135	17,652,835	38,799,942	(2,635,008)
Change in amounts due to related parties			44,543	(1,550,100)
Change in other taxes payable	142,764	20,699	(2,833,161)	89,779
Change in advances from customers	(1,234,725)	(179,018)	3,174,181	(1,515,786)
Change in interest payable	1,192,955	172,962	937,328	(5,371,931)
Change in accrued expenses and other current liabilities	(71,722,378)	(10,398,767)	60,345,979	(21,039,288)
Change in lease liabilities	(4,485,413)	(650,324)	(4,485,278)	(3,407,670)
Change in cryptocurrencies	(42,755,445)	(6,198,957)	(114,904,483)
Net cash used in operating activities	(154,700,000)	(22,400,000)	(687,688,577)	(106,253,254)
Cash flows from investing activities
Proceeds from disposal of subsidiaries				443,939,997
Proceeds from disposal of other investments	16,638,067	2,412,293
Proceeds from disposal of property, equipment and software	407,228	59,043	11,725,873	183,003
Payment for financial products			(800,000)
Proceeds from financial products	800,000	115,989
Proceeds from sales of Cryptocurrencies	5,637,172	817,313
Refund from subscribed tokens and other investment	4,500,000	652,439		5,838,471
Purchase of equity method investments			(13,934,157)	(3,338,690)
Purchase of other investments	(23,161,897)	(3,358,159)	(46,611,013)	(8,000,000)
Contribution from shareholder	40,000	5,799
Decrease in cash and cash equivalents on disposal of subsidiaries			(239,182)
Purchase of property, equipment and software	(247,330,128)	(35,859,498)	(75,621,008)	(359,573)
Purchase of intangible assets	(6,315,981)	(915,731)	(16,403,586)
Net cash (used in) provided by investing activities	(248,785,539)	(36,070,512)	(141,883,073)	438,263,208
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants			1,011,476,118	47,430,195
Proceeds from warrants exercises			64,471,143
Proceeds from the issuance of convertible note	33,704,460	4,886,687	161,588,128	3,358,369
ADS issuance fee			(3,720,691)	(7,849,390)
Repayment of loans from a related party	(2,631,400)	(381,517)	(6,378,690)	(42,545,136)
Proceeds from other loans	2,466,480	357,606
Repayments of other loans	(513,850)	(74,501)
Repayments of convertible notes				(318,929,623)
Net cash (used in) provided by financing activities	33,025,690	4,788,275	1,227,436,008	(310,686,195)
Effect of foreign exchange rate changes on cash and cash equivalents	144,985	21,020	(1,139,822)	259,337
Net change in cash and cash equivalents	(370,357,040)	(53,696,723)	396,724,536	21,583,096
Cash and cash equivalents, beginning of year	428,420,773	62,115,173	31,696,237	10,113,141
Cash and cash equivalents, end of year	58,063,733	8,418,450	428,420,773	31,696,237
Supplemental disclosure of cash flow information:
Interest paid				47,695,297
Income taxes paid				7,165,097
Non-cash investing and financing activities
Cash paid for amounts included in the measurement of operating lease liabilities	2,381,173	345,238	4,813,050	¥ 2,842,464
Investment in an investment security in exchange of mining machine	2,115,187	306,673
Investment in an investment security in USDT	634,870	92,047
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	10,810,069	1,567,313	5,107,653
Share issued for purchase of Bitcoin mining machine			144,216,693
Share cancellation for decrease the mining machine	17,640,000	2,557,560
Share issued for repayments of convertible notes	¥ 57,290,299	$ 8,306,313	46,719,202
Conversion of warrant payable			¥ 1,854,957